Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [Abstract]
Earnings per share
Diluted earnings per share equal basic earnings per share for the years 2019 and 2018.

	For the year ended December 31,
Item	2020	2019	2018
Profit from continuing operations attributable to Atlantica	11,968	62,135	41,596
Average number of ordinary shares outstanding (thousands) - basic	101,879	101,063	100,217
Average number of ordinary shares outstanding (thousands) - diluted	103,392	101,063	100,217
Earnings per share from continuing operations (US dollar per share) - basic and diluted	0.12	0.61	0.42
Earnings per share from profit for the period (US dollar per share) - basic and diluted	0.12	0.61	0.42